Property and Equipment, Net (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
EUDA Health Limited [Member]
Depreciation expense	$ 12,090	$ 18,580	$ 15,996	$ 26,770	$ 34,523	$ 26,314